Accrued maintenance liability	6 Months Ended
Jun. 30, 2022
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2022 and 2021 were as follows:

	Six Months Ended June 30,
	2022	2021
Accrued maintenance liability at beginning of period	$2,900,651	$1,750,395
Maintenance payments received	353,522	163,280
Maintenance payments returned	(172,570)	(91,957)
Release to income upon sale	(14,079)	(13,587)
Release to income other than upon sale (a)	(698,429)	(140,047)
Lessor contribution, top-ups and other (a)	(53,627)	(19,887)
Accrued maintenance liability at end of period	$2,315,468	$1,648,197

(a)Accrued maintenance liability released to income other than upon sale and lessor contribution, top-ups and other for the six months ended June 30, 2022 included amounts related to the Ukraine Conflict. Refer to Note 5—Net charges related to Ukraine Conflict for further details.